Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	Leasehold improvements	Computers	Furniture and office equipment	R&D equipment	Total
Cost:
Balance as of January 1, 2023	94,805	15,297	30,596	—	140,698
Additions during the year	—	9,037	677	16,043	25,757
Balance as of December 31, 2023	94,805	24,334	31,273	16,043	166,455
Additions during the year	12,222	33,460	32,109	2,947	80,738
Disposals during the year	(8,970)				(8,970)
Balance as of December 31, 2024	98,057	57,794	63,382	18,990	238,223

Accumulated depreciation:
Balance as of January 1, 2023	83,429	5,360	10,598	—	99,387
Additions during the year	9,490	4,026	2,548	1,023	17,087
Balance as of December 31, 2023	92,919	9,386	13,146	1,023	116,474
Additions during the year	4,096	12,748	3,299	2,671	22,814
Disposals during the year	(8,971)				(8,971)
Balance as of December 31, 2024	88,044	22,134	16,445	3,694	130,317

Net book value:
As of December 31, 2024	10,013	35,660	46,937	15,296	107,906
As of December 31, 2023	1,886	14,948	18,127	15,020	49,981